Fair Value Measurements - Schedule of Level 3 Fair Value Measurements (Details)	Jun. 30, 2025
Expected term (years) [Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Fair value measurements	0.68
Expected volatility [Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Fair value measurements	83.77
Risk-free interest rate {Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Fair value measurements	3.97
Expected dividend yield [Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Fair value measurements	0
Fair value of Ordinary share [Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Fair value measurements	12.58
Exercise price [Member]
Schedule of Level 3 Fair Value Measurements [Line Items]
Fair value measurements	11.5